Rule 497 (e)
                                                  File Nos. 333-140895 811-22019


                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

                  FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND
                 FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND
                  FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND
                   FIRST TRUST MID CAP CORE ALPHADEX(R) FUND
                  FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND
                   FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND
                  FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND
                 FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND
                  FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND
                 FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND
                  FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND
                     FIRST TRUST MEGA CAP ALPHADEX(R) FUND


                       SUPPLEMENT DATED DECEMBER 8, 2015

                    TO THE PROSPECTUS DATED DECEMBER 1, 2015
                                      AND
           STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 2015


1. First Trust Large Cap Core AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

            Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund, with respect to the Fund set forth above, on or about April 8, 2016, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Large Cap Core Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Core Index (the "Index"). The Fund will begin tracking the New Index on or about April 8, 2016. Although the methodology for selecting securities in the New Index will remain the same, the selection universe will change to the NASDAQ US 500 Large Cap Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select core securities from the NASDAQ US 500 Large Cap Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


2. First Trust Large Cap Growth AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

            Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund, with respect to the Fund set forth above, on or about April 8, 2016, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Large Cap Growth Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Growth Index (the "Index"). The Fund will begin tracking the New Index on or about April 8, 2016. Although the methodology for selecting securities in the New Index will remain the same, the selection universe will change to the NASDAQ US 500 Large Cap Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select growth securities from the NASDAQ US 500 Large Cap Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


3. First Trust Large Cap Value AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

            Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund, with respect to the Fund set forth above, on or about April 8, 2016, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Large Cap Value Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Value Index (the "Index"). The Fund will begin tracking the New Index on or about April 8, 2016. Although the methodology for selecting securities in the New Index will remain the same, the selection universe will change to the NASDAQ US 500 Large Cap Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select value securities from the NASDAQ US 500 Large Cap Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


4. First Trust Mid Cap Core AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

            Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund, with respect to the Fund set forth above, on or about April 8, 2016, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Mid Cap Core Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Core Index (the "Index"). The Fund will begin tracking the New Index on or about April 8, 2016. Although the methodology for selecting securities in the New Index will remain the same, the selection universe will change to the NASDAQ US 600 Mid Cap Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select core securities from the NASDAQ US 600 Mid Cap Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


5. First Trust Mid Cap Growth AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

            Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund, with respect to the Fund set forth above, on or about April 8, 2016, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Mid Cap Growth Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Growth Index (the "Index"). The Fund will begin tracking the New Index on or about April 8, 2016. Although the methodology for selecting securities in the New Index will remain the same, the selection universe will change to the NASDAQ US 600 Mid Cap Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select growth securities from the NASDAQ US 600 Mid Cap Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


6. First Trust Mid Cap Value AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

            Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund, with respect to the Fund set forth above, on or about April 8, 2016, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Mid Cap Value Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Value Index (the "Index"). The Fund will begin tracking the New Index on or about April 8, 2016. Although the methodology for selecting securities in the New Index will remain the same, the selection universe will change to the NASDAQ US 600 Mid Cap Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select value securities from the NASDAQ US 600 Mid Cap Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


7. First Trust Small Cap Core AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

            Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund, with respect to the Fund set forth above, on or about April 8, 2016, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Small Cap Core Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Core Index (the "Index"). The Fund will begin tracking the New Index on or about April 8, 2016. Although the methodology for selecting securities in the New Index will remain the same, the selection universe will change to the NASDAQ US 700 Small Cap Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select core securities from the NASDAQ US 700 Small Cap Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


8. First Trust Small Cap Growth AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

            Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund, with respect to the Fund set forth above, on or about April 8, 2016, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Small Cap Growth Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Growth Index (the "Index"). The Fund will begin tracking the New Index on or about April 8, 2016. Although the methodology for selecting securities in the New Index will remain the same, the selection universe will change to the NASDAQ US 700 Small Cap Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select growth securities from the NASDAQ US 700 Small Cap Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


9. First Trust Small Cap Value AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

            Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund, with respect to the Fund set forth above, on or about April 8, 2016, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Small Cap Value Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Value Index (the "Index"). The Fund will begin tracking the New Index on or about April 8, 2016. Although the methodology for selecting securities in the New Index will remain the same, the selection universe will change to the NASDAQ US 700 Small Cap Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select value securities from the NASDAQ US 700 Small Cap Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


10. First Trust Multi Cap Growth AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

            Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund, with respect to the Fund set forth above, on or about April 8, 2016, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Multi Cap Growth Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Multi Cap Growth Index (the "Index"). The Fund will begin tracking the New Index on or about April 8, 2016. Although the methodology for selecting securities in the New Index will remain the same, the selection universe will change to the NASDAQ US 500 Large Cap Index, NASDAQ US 600 Mid Cap Index and NASDAQ US 700 Small Cap Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select growth securities from the NASDAQ US 500 Large Cap Index, NASDAQ US 600 Mid Cap Index and NASDAQ US 700 Small Cap Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


11. First Trust Multi Cap Value AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

            Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund, with respect to the Fund set forth above, on or about April 8, 2016, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Multi Cap Value Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Multi Cap Value Index (the "Index"). The Fund will begin tracking the New Index on or about April 8, 2016. Although the methodology for selecting securities in the New Index will remain the same, the selection universe will change to the NASDAQ US 500 Large Cap Index, NASDAQ US 600 Mid Cap Index and NASDAQ US 700 Small Cap Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select value securities from the NASDAQ US 500 Large Cap Index, NASDAQ US 600 Mid Cap Index and NASDAQ US 700 Small Cap Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


12. First Trust Mega Cap AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

            Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund, with respect to the Fund set forth above, on or about April 8, 2016, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Mega Cap Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mega Cap Index (the "Index"). The Fund will begin tracking the New Index on or about April 8, 2016. Although the methodology for selecting securities in the New Index will remain the same, the selection universe will change to the NASDAQ US 500 Large Cap Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select mega cap securities from the NASDAQ US 500 Large Cap Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.



          PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE